Note 13 - Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Jan. 31, 2019
Notes Tables
Schedule of Future Minimum Rental Payments for Leases [Table Text Block]
Years Ended January 31,	Operating Leases	Capital Leases	Total
2020	4,627	51	4,678
2021	3,046	2	3,048
2022	1,979	-	1,979
2023	1,470	-	1,470
2024	1,038	-	1,038
2025	737	-	737
2026	733	-	733
2027	271	-	271
	13,901	53	13,954